Segment reporting (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Segment Operating Revenue

Segment operating revenues:

	Millions of yen
Year Ended March 31	2013	2014	2015
Telecommunications business—
External customers	¥3,921,187	¥3,825,429	¥3,653,344
Intersegment	2,567	1,899	1,221

Subtotal	3,923,754	3,827,328	3,654,565
Smart life business—
External customers	286,274	345,504	421,384
Intersegment	7,882	11,279	15,613

Subtotal	294,156	356,783	436,997
Other businesses—
External customers	262,661	290,270	308,669
Intersegment	9,779	11,954	11,146

Subtotal	272,440	302,224	319,815

Segment total	4,490,350	4,486,335	4,411,377
Elimination	(20,228)	(25,132)	(27,980)

Consolidated	¥4,470,122	¥4,461,203	¥4,383,397

Schedule of Segment Operating Income (Loss)

Segment operating income (loss):

	Millions of yen
Year Ended March 31	2013	2014	2015
Segment operating income (loss)—
Telecommunications business	¥836,793	¥812,736	¥636,076
Smart life business	15,138	11,805	(3,896)
Other businesses	(14,751)	(5,342)	6,891

Consolidated operating income	837,180	819,199	639,071
Other income (expenses)	(3,838)	13,850	4,812

Income before income taxes and equity in net income (losses) of affiliates	¥833,342	¥833,049	¥643,883

Schedule of Segment Assets

Segment assets:

	Millions of yen
As of March 31	2013	2014	2015
Segment assets—
Telecommunications business	¥5,063,554	¥5,256,976	¥5,275,952
Smart life business	434,477	540,164	546,997
Other businesses	174,630	210,214	235,255

Segment total	5,672,661	6,007,354	6,058,204
Elimination	(2,036)	(2,263)	(1,875)

Corporate	1,499,100	1,502,939	1,090,011

Consolidated	¥7,169,725	¥7,508,030	¥7,146,340

Schedule of Other Significant Items

Other Significant items:

	Millions of yen
Year Ended March 31	2013	2014	2015
Depreciation and amortization—
Telecommunications business	¥657,892	¥669,495	¥614,821
Smart life business	20,021	20,779	24,252
Other businesses	21,841	28,420	20,714

Consolidated	¥699,754	¥718,694	¥659,787

	Millions of yen
Year Ended March 31	2013	2014	2015
Capital expenditures—
Telecommunications business	¥713,023	¥658,427	¥635,445
Smart life business	27,891	27,494	17,195
Other businesses	12,746	17,203	9,125

Consolidated	¥753,660	¥703,124	¥661,765

	Millions of yen
Year Ended March 31	2013	2014	2015
Point program expenses—
Telecommunications business	¥65,547	¥59,959	¥60,971
Smart life business	9,443	11,215	6,945
Other businesses	—	—	—

Segment total	74,990	71,174	67,916
Elimination	(340)	(337)	(211)

Consolidated	¥74,650	¥70,837	¥67,705

	Millions of yen
Year Ended March 31	2013	2014	2015
Impairment losses of goodwill—
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	—
Other businesses	7,281	—	—

Consolidated	¥7,281	¥—	¥—

	Millions of yen
Year Ended March 31	2013	2014	2015
Impairment loss of long-lived assets—
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	30,161
Other businesses	452	—	—

Consolidated	¥452	¥—	¥30,161

Operating Revenues from Products and Services

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2013	2014	2015
Telecommunications business	¥3,176,931	¥2,963,980	¥2,747,155
Mobile communications services	3,168,478	2,955,788	2,736,649
—Voice revenues	1,274,584	1,065,196	883,844
— Packet communications revenues	1,893,894	1,890,592	1,852,805
Optical-fiber broadband service and other telecommunications service	8,453	8,192	10,506
Equipment sales	758,093	872,000	904,089
Other operating revenues	535,098	625,223	732,153

Total operating revenues	¥4,470,122	¥4,461,203	¥4,383,397